Investment Strategy	Mar. 31, 2026
Allspring Innovation Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

We may also invest in equity securities of foreign issuers, including emerging market issuers, through ADRs and similar investments. In order to capture opportunities from the broadening impact of innovation, we do not limit the fund’s exposure to any single industry or sector. We may invest in any sector, and at times the Fund may emphasize one or more particular sectors. The Fund will invest at least 25% of the Fund’s assets in the technology sector.